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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                      Pioneer Strategic Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


                Pioneer Strategic Income Fund
                Schedule of Investments  6/30/05 (unaudited)
    Principal
     Amount
     USD ($)                                                                      Value
                CONVERTIBLE CORPORATE BONDS - 0.3 %
                Pharmaceuticals & Biotechnology - 0.0 %
                Biotechnology - 0.0 %
       100,000  Cubist Pharmaceuticals, 5.5%, 11/1/08                         $      93,500
                Total Pharmaceuticals & Biotechnology                         $      93,500
                Semiconductors - 0.3 %
                Semiconductor Equipment - 0.1 %
     1,230,000  Brooks Automation, Inc., 4.75%, 6/1/08                        $   1,168,500
                Semiconductors - 0.2 %
     1,800,000  International Rectifier Corp., 4.25%, 7/15/07                 $   1,773,000
                Total Semiconductors                                          $   2,941,500
                TOTAL CONVERTIBLE CORPORATE BONDS
                (Cost   $2,857,714)                                           $   3,035,000

                ASSET BACKED SECURITIES - 3.6 %
                Transportation - 0.2 %
                Airlines - 0.2 %
     2,246,531  Continental Airlines, Inc., 6.795%, 8/2/18                    $   1,875,622
                Total Transportation                                          $   1,875,622
                Diversified Financials - 0.8 %
                Diversified Financial Services - 0.8 %
     3,869,216  PF Export Receivable Master Trust, 6.436%, 6/1/15 (144A)      $   3,967,610
     3,190,042  Power Receivables Finance, 6.29%, 1/1/12 (144A)                   3,314,198
                                                                              $   7,281,808
                Total Diversified Financials                                  $   7,281,808
                Utilities - 1.7 %
                Electric Utilities - 1.7 %
     3,465,250  Empresa Electric Guacolda, 8.625%, 4/30/13 (144A)             $   3,833,970
     5,705,050  FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)                   5,769,232
     5,884,120  Ormat Funding Corp., 8.25%, 12/30/20                              5,942,962
                                                                              $  15,546,164
                Total Utilities                                               $  15,546,164
                Government - 0.9 %
                Government - 0.9 %
     7,228,527  Republic of Columbia, 9.75%, 4/9/11                           $   8,254,978
                Total Government                                              $   8,254,978
                TOTAL ASSET BACKED SECURITIES
                (Cost   $32,362,313)                                          $  32,958,572

                COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7 %
                Diversified Financials - 0.7 %
                Diversified Financial Services - 0.7 %
     3,535,000  Tower 2004-1A E, 5.395%, 1/15/34                              $   3,474,688
     3,000,000  Tower 2004-2A F, 6.376%, 12/15/14                                 3,008,709
                                                                              $   6,483,397
                Total Diversified Financials                                  $   6,483,397
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                (Cost   $6,535,000)                                           $   6,483,397

                CORPORATE BONDS - 50.8 %
                Energy - 6.6 %
                Coal & Consumable Fuels - 0.5 %
     4,785,000  Indocoal Exports Cayman, 7.134%, 7/6/12 (144A)                $   4,767,296
                Oil & Gas Equipment & Services - 2.0 %
     5,440,000  Holly Energy Partners LP, 6.25%, 3/1/15 (144A)                $   5,304,000
     5,075,000  J Ray McDermott SA, 11.0%, 12/15/13 (144A)                        5,684,000
NOK 49,850,000  Kvaerner ASA, 0.0%, 10/30/11                                      6,835,061
                                                                              $  17,823,061
                Oil & Gas Exploration & Production - 3.1 %
     3,820,000  Baytex Energy Ltd., 9.625%, 7/15/10                           $   3,968,025
     1,710,000  Comstock Resources, Inc., 6.875%, 3/1/12                          1,727,100
     1,360,000  Delta Petroleum Corp., 7.00%, 4/1/15 (144A)                       1,278,400
     7,220,000  Gazprom International SA, 7.201%, 2/1/20 (144A)                   7,779,550
ITL 2,825,000,00Petroleos Mexicanos, 7.375%, 8/13/07                              1,973,875
     4,500,000  Petroquest Energy, Inc., 10.375%, 5/15/12 (144A)                  4,443,750
     3,485,000  Stone Energy Corp., 6.75%, 12/15/14                               3,389,163
     3,900,000  Tengizchevroil LLP, 6.124%, 11/15/14 (144A)                       3,987,750
                                                                              $  28,547,613
                Oil & Gas Storage & Transporation - 1.0 %
     5,975,000  Colorado Interstate Gas, 5.95%, 3/15/15 (144A)                $   5,890,651
       923,000  Transmontaigne, Inc., 9.125%, 6/1/10                                959,920
     2,300,000  Semco Energy, Inc., 7.125%, 5/15/08                               2,341,596
                                                                              $   9,192,167
                Total Energy                                                  $  60,330,137
                Materials - 9.4 %
                Aluminum - 1.0 %
     6,657,000  Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)                 $   6,540,503
     2,160,000  Novelis, Inc., 7.25%, 2/15/15 (144A)                              2,168,100
                                                                              $   8,708,603
                Commodity Chemicals - 0.4 %
     2,190,000  Arco Chemical Co., 9.8%, 2/1/20                               $   2,452,800
     1,380,000  Aventine Renewable Energy, Floating Rate, 12/15/11  (144A)        1,324,800
                                                                              $   3,777,600
                Construction Materials - 1.1 %
       850,000  Texas Industries, Inc., 7.25% 7/15/13 (144A)                  $     871,250
     2,425,000  Texas Industries, Inc., 10.25%, 6/15/11                           2,809,969
     5,905,000  Invista, 9.25%, 5/1/12 (144A)                                     6,458,594
                                                                              $  10,139,813
                Diversified Chemical - 0.2 %
     1,520,000  Braskem International, Ltd., 9.375%, 6/1/15 (144A)            $   1,637,800
EUR    165,000  Huntsman International LLC., 10.125%, 7/1/09                        207,137
                                                                              $   1,844,937
                Diversified Metals & Mining - 1.8 %
     2,200,000  American Rock Salt Co., LLC, 9.5%, 3/15/14                    $   2,233,000
     1,910,000  Freeport-McMoran Copper & Gold, 6.875%, 2/1/09                    1,862,250
       565,000  Freeport-McMoran Copper & Gold, 10.125%, 2/1/10                     628,563
     3,300,000  Vale Overseas, Ltd., 8.25%, 1/17/34                               3,630,000
     3,000,000  Vale Overseas, Ltd., 9.0%, 8/15/13                                3,487,500
     4,950,000  Vedenta Resources Plc, 6.625%, 2/22/10 (144A)                     4,884,422
                                                                              $  16,725,735
                Forest Products - 0.6 %
     4,950,000  Sino Forest Corp., 9.125%, 8/17/11 (144A)                     $   5,407,875
                Metal & Glass Containers - 0.6 %
EUR  1,900,000  Crown Holdings, 10.25%, 3/1/11                                $   2,615,113
     1,970,000  Greif Brothers Corp., 8.875%, 8/1/12                              2,117,750
     1,095,000  Vitro Envases Norteamerica, 10.75%, 7/23/11 (144A)                1,062,150
                                                                              $   5,795,013
                Paper Packaging - 0.3 %
     3,120,000  Graham Packaging Co., 9.875%, 10/15/14  (144A)                $   3,127,800
                Paper Products - 1.1 %
     3,000,000  Abitibi-Consolidated, Inc., 6.0%, 6/20/13                     $   2,760,000
     4,120,000  Bowater, Inc., 6.5%, 6/15/13                                      4,068,500
     3,700,000  Mercer International, Inc. 9.25%, 2/15/13                         2,960,000
                                                                              $   9,788,500
                Specialty Chemicals - 2.0 %
     4,025,000  Basell Finance Co., 8.1%, 3/15/27 (144A)                      $   4,004,307
     4,550,000  Crystal US Holdings, Inc., Floating Rate, 10/1/14                 3,162,250
     2,050,000  Ferro Corp., 7.125%, 4/1/28                                       2,164,534
     2,405,000  Ferro Corp., 7.625%, 5/1/13                                       2,524,347
     2,035,000  OM Group, Inc., 9.25%, 12/15/11                                   2,035,000
EUR  2,510,000  Rhodia SA, 8.0%, 6/1/10                                           3,027,990
EUR    900,000  Rhodia SA, 9.25%, 6/1/11                                          1,075,388
                                                                              $  17,993,816
                Steel - 0.3 %
     1,875,000  International Steel Group, 6.5%, 4/15/14                      $   1,800,000
       715,000  Ispat Inland ULC, Floating Rate, 4/1/10                             761,475
                                                                              $   2,561,475
                Total Materials                                               $  85,871,167
                Capital Goods - 2.8  %
                Aerospace & Defense - 0.1 %
       400,000  L-3 Communications Corp., 6.125%, 1/15/14                     $     400,000
                Building Products - 1.0 %
     5,445,000  Builders Firstsource, Inc., Floating Rate, 2/15/12            $   5,417,775
     2,895,000  Resolution Perform Production, 8.00%, 12/15/09                    3,010,800
       600,000  US Concrete, Inc., 8.375%, 4/1/14                                   564,000
                                                                              $   8,992,575
                Construction, Farm Machinery & Heavy Trucks - 0.2 %
     1,685,000  Navistar International, 7.5%, 6/15/11                         $   1,718,700
                                                                              $   1,718,700
                Electrical Component & Equipment - 0.3 %
     2,100,000  Thomas & Betts Corp., 7.25%, 6/1/13                           $   2,302,675
                Industrial Machinery - 0.4 %
       625,000  Dresser-Rand Group, Inc., 7.375%, 11/1/14  (144A)             $     650,000
     2,150,000  Gardner Denver, Inc., 8.0%, 5/1/13 (144A)                         2,175,069
     1,146,000  JLG Industries, Inc., 8.375%, 6/15/12 (a)                         1,194,705
                                                                              $   4,019,774
                Trading Companies & Distributors - 0.9 %
     8,750,000  Noble Group, Ltd., 6.625%, 3/17/15 (144A)                     $   8,078,306
                Total Capital Goods                                           $  25,512,030
                Commercial Services & Supplies - 1.8 %
                Diversified Commercial Services - 1.4 %
     1,280,000  Cornell Co's, Inc., 10.75%, 7/1/12                            $   1,328,000
     3,780,000  Hydrochem Industrial Service, 9.25%, 2/15/13 (144A)               3,496,500
     4,350,000  Park-Ohio Industries, Inc., 8.375%, 11/15/14 (144A)               3,882,373
     4,490,000  United Rentals NA, Inc., 7.75%, 11/15/13 (a)                      4,411,424
                                                                              $  13,118,297
                Environmental & Facilities Services - 0.4 %
     2,900,000  Clean Harbors, Inc., 11.25%, 7/15/12 (144A)                   $   3,219,000
                Total Commercial Services & Supplies                          $  16,337,297
                Transportation - 3.4 %
                Air Freight & Couriers - 0.1 %
       500,000  Petroleum Helicopters, 9.375%, 5/1/09                         $     526,250
                Airlines - 0.6 %
     1,260,000  AMR Corp., 9.0%, 8/1/12  (a)                                  $     989,100
       302,000  AMR Corp., 9.0%, 9/15/16                                            234,050
     1,500,000  AMR Corp., 9.8%, 10/1/21                                            997,500
     2,350,000  Continental Air, Inc., 7.568%, 12/1/06                            2,023,479
       225,000  Northwest Airlines, Inc., 8.7%, 3/15/07                             110,250
     1,200,000  Northwest Airlines, Inc., 9.875%, 3/15/07 (a)                       600,000
     1,000,000  Northwest Airlines, Inc., 10.0%, 2/1/09 (a)                         435,000
                                                                              $   5,389,379
                Marine - 1.4 %
     4,975,000  Ship Finance International, Ltd., 8.5%, 12/15/13              $   4,732,469
     6,185,000  Stena AB, 7.0%, 12/1/16                                           5,736,588
     2,010,000  Trailer Bridge, Inc., 9.25%, 11/15/11                             2,022,563
                                                                              $  12,491,620
                Railroads - 0.8 %
     4,960,000  Greenbrier Companies, Inc., 8.375%, 5/15/15 (144A)            $   5,046,800
     1,900,000  TFM SA De CV, 9.375%, 5/1/12 (144A)                               1,976,000
                                                                              $   7,022,800
                Trucking - 0.5 %
         3,100  Atlantic Express Transport, 12.25%, 4/15/08                   $   2,976,000
     1,225,000  Commercial Vehicle Group, 8.00%, 7/1/13                           1,249,500
                                                                              $   4,225,500
                Total Transportation                                          $  29,655,549
                Automobiles & Components - 2.5 %
                Auto Parts & Equipment - 1.7 %
     6,780,000  Delphi Corp., 6.55%, 6/15/06 (a)                                  6,593,550
     3,750,000  Sun Sage BV, 8.25%, 3/26/09 (144A)                                3,984,375
     5,295,000  Tenneco Automotive, Inc., 8.625%, 11/15/14                        5,321,475
                                                                              $  15,899,400
                Automobile Manufacturers - 0.5 %
     5,230,000  Ford Motor Credit Co., 5.7%, 1/15/10                          $   4,823,843
                Tires & Rubber - 0.3 %
     2,235,000  Goodyear Tire & Rubber, 9.0%, 7/1/15 (144A)                   $   2,218,238
                Total Automobiles & Components                                $  22,941,481
                Consumer Durables & Apparel - 1.3 %
                Footwear - 0.3 %
     2,745,000  Brown Shoe Company, Inc., 8.75%, 5/1/12                       $   2,861,663
                Homebuilding - 1.0 %
     3,179,000  Meritage Homes Corp., 6.25%, 3/15/15                          $   2,956,470
     6,315,000  WCI Communities, Inc., 6.625%, 3/15/15                            5,778,225
                                                                              $   8,734,695
                Total Consumer Durables & Apparel                             $  11,596,358
                Consumer Services - 0.4 %
                Casinos & Gaming - 0.3 %
     2,000,000  Trump Entertainment Resorts, 8.5%, 6/1/15                     $   1,952,500
     1,050,000  Turning Stone, 9.125%, 12/15/10 (144A)                            1,110,374
                                                                              $   3,062,874
                Hotels, Resorts & Cruise Lines - 0.1 %
       500,000  Meristar Hospitality Operations Finance Corp., 9.0%, 1/15/08  $     522,500

                Total Consumer Services                                       $   3,585,374
                Media - 1.8 %
                Broadcasting & Cable Television - 1.4 %
     3,282,000  Innova S De R.L., 9.375%, 9/19/13                             $   3,700,455
EUR    650,000  Kabel Deutschland, 10.75%, 7/1/14 (144A)                            912,340
     3,435,000  Kabel Deutschland GMBH, 10.625%, 7/1/14                           3,726,975
EUR  3,290,000  NTL Cable PLC, 8.75%, 4/15/14                                     4,199,851
                                                                              $  12,539,621
                Movies & Entertainment - 0.4 %
     3,750,000  Corp Interamer De Entret, 8.875%, 6/14/15 (144A)              $   3,703,124
                Total Media                                                   $  16,242,745
                Retailing - 0.4 %
                Automotive Retail - 0.1 %
       504,000  Pep Boys-Manny Moe Jack, 7.5%, 12/15/14                       $     451,080
                Specialty Stores - 0.3 %
     1,445,000  Toys R Us 7.375%, 10/15/18                                    $   1,170,450
     1,750,000  Toys R Us, 7.875%, 4/15/13 (a)                                    1,566,250
                                                                              $   2,736,700
                Total Retailing                                               $   3,187,780
                Food & Drug Retailing - 0.4 %
                Drug Retail - 0.4 %
     2,575,000  Duane Reade, Inc., 9.75%, 8/1/11 (a)                          $   2,085,750
     1,670,000  Duane Reade, Inc., Floating Rate, 12/15/10 (144A)                 1,628,250
                                                                              $   3,714,000
                Total Food & Drug Retailing                                   $   3,714,000
                Food, Beverage & Tobacco - 0.7 %
                Brewers - 0.7%
     3,114,000  Argentine Beverages, 7.375%, 3/22/12 (144A)                   $   3,168,494
     2,530,000  Cia Brasileira de Bebida, 8.75%, 9/15/13                          2,925,313
       535,000  Cia Brasileira de Bebida, 10.5%, 12/15/11                           660,725
                                                                              $   6,754,532
                Total Food, Beverage & Tobacco                                $   6,754,532
                Health Care Equipment & Services - 1.0 %
                Health Care Distributors - 0.3 %
     3,025,000  Omnicare, Inc., 6.125%, 6/1/13                                $   2,979,625
                Health Care Facilities - 0.2 %
     1,950,000  Stewart Enterprises, 6.25%, 2/15/13 (144A)                    $   1,930,500
                Health Care Services - 0.4 %
     3,615,000  Rural/Metro Corp., 9.875%, 3/15/15 (144A)                     $   3,578,850
                Health Care Supplies - 0.1 %
       535,000  Inverness Medical Innovation, 8.75%, 2/15/12                  $     530,988
                Total Health Care Equipment & Services                        $   9,019,963
                Pharmaceuticals & Biotechnology - 0.8 %
                Pharmaceuticals - 0.8 %
     3,500,000  Mayne Group, Ltd., 5.875%, 12/1/11 (144A)                     $   3,517,500
     3,430,000  Warner Chilcott Corp., 8.75%, 2/1/15 (144A)                       3,335,675
                                                                              $   6,853,175
                Total Pharmaceuticals & Biotechnology                         $   6,853,175
                Banks - 1.1 %
                Diversified Banks - 1.1 %
     3,525,000  ATF Bank JSC, 9.25%, 4/12/12 (144A)                           $   3,613,125
     2,850,000  Halyk Savings Bk Kazaktn, 8.125%, 10/7/09 (144A)                  2,992,500
DKK      3,567  Nykredit, 6.0%, 10/1/29                                                 603
DKK    161,317  Nykredit, 7.0%, 10/1/32                                              27,900
       210,000  Skandinaviska Enskilda Bank, 8.125%, 9/6/49 (144A)                  219,356
     3,470,000  Turanalem Finance BV, 8.5%, 2/10/15 (144A)                        3,574,100
                                                                              $  10,427,584
                Total Banks                                                   $  10,427,584
                Diversified Financials - 3.4 %
                Consumer Finance - 0.5 %
     4,559,000  SLM Corp., Floating Rate, 7/25/14                             $   4,516,282
                Investment Banking & Brokerage - 2.0 %
     4,575,000  E*Trade Financial Corp., 8.0%, 6/15/11                        $   4,815,188
     6,925,000  Glencore Funding LLC, 6.0%, 4/15/14 (144A)                        6,640,362
     5,930,000  Refco Finance Holdings, 9.0%, 8/1/12                              6,285,800
     1,000,000  Sistema Finance SA, 10.25%, 4/14/08                               1,069,590
                                                                              $  18,810,940
                Diversified Financial Services - 0.8 %
     3,800,000  Bombardier Capital, Inc., 7.09%, 3/30/07                      $   3,842,750
     3,350,000  Dollar Financial Group, 9.75%, 11/15/11                           3,454,688
       100,000  KFW International Finance, Floating Rate, 8/1/05                    121,304
                                                                              $   7,418,742
                Specialized Finance - 0.1 %
       835,000  K&F Acquisition, Inc., 7.75%, 11/15/14                        $     853,788
                Total Diversified Financials                                  $  31,599,752
                Insurance - 3.9 %
                Life & Health Insurance - 1.2 %
     7,600,000  Presidential Life Corp., 7.875%, 2/15/09                      $   7,752,000
     3,125,000  Provident Companies, Inc., 7.0%, 7/15/18                          3,153,088
                                                                              $  10,905,088
                Multi-Line Insurance - 0.6 %
     4,536,000  Allmerica Financial Corp., 7.625%, 10/15/25                   $   4,986,760
                Property & Casualty Insurance - 1.1 %
     4,400,000  Kingsway America, Inc., 7.5%, 2/1/14                          $   4,670,502
     5,150,000  Ohio Casualty Corp., 7.3%, 6/15/14                                5,663,955
                                                                              $  10,334,457
                Reinsurance - 1.0 %
     3,330,000  Odyssey Re Holdings, 7.65%, 11/1/13                           $   3,594,842
     5,785,000  Platinum Underwritters Financial, 7.5% 6/1/17 (144A)              5,866,019
                                                                              $   9,460,861
                Total Insurance                                               $  35,687,166
                Real Estate - 2.4 %
                Real Estate Management & Development - 0.2 %
     1,790,000  Forest City Enterprises, 7.625%, 6/1/15                       $   1,915,300
                Real Estate Investment Trusts - 2.2 %
     2,310,000  BF Saul Real Estate Investment Trust, 7.5%, 3/1/14            $   2,390,850
     1,000,000  Crescent Real Estate, 7.5%, 9/15/07                               1,022,500
       690,000  Crescent Real Estate, 9.25%, 4/15/09                                734,850
     2,000,000  Hospitality Properties Trust, 6.75%, 2/15/13                      2,196,590
     5,733,000  Host Marriot LP, 6.375%, 3/15/15 (144A)                           5,675,670
     4,600,000  Trustreet Properties, Inc., 7.5%, 4/1/15 (144A)                   4,703,500
     2,835,000  Ventas Realty LP, 7.125%, 6/1/15 (144A)                           2,948,400
                                                                              $  19,672,360
                Total Real Estate                                             $  21,587,660
                Software & Services - 0.6 %
                Application Software - 0.2 %
EUR  1,500,000  Riverdeep Group, Ltd, 9.25%, 4/15/11 (144A)                   $   1,964,738
                Internet Software & Services - 0.4 %
     3,800,000  Hanarotelecom, Inc., 7.0%, 2/1/12 (144A)                      $   3,771,424
                Total Software & Services                                     $   5,736,162
                Technology Hardware & Equipment - 1.0 %
                Communications Equipment - 0.3 %
     2,500,000  Corning, Inc., 5.9%, 3/15/14                                  $   2,569,168
                Electronic Equipment & Instruments - 0.1 %
       400,000  General Cable Corp., 9.5%, 11/15/10                           $     428,000
                Electronic Manufacturing Services - 0.2 %
     1,940,000  Sanmina-Sci Corp., 6.75%, 3/1/13 (144A)                       $   1,852,700
                Technology Distributors - 0.4 %
     4,084,000  Anixter International Corp., 5.95%, 3/1/15                    $   4,047,032
                Total Technology Hardware & Equipment                         $   8,896,900
                Telecommunication Services - 3.0 %
                Integrated Telecommunication Services - 0.8 %
     4,200,000  GCI, Inc., 7.25%, 2/15/14                                     $   4,032,000
     4,810,000  Zeus Special Sub, Ltd., Floating Rate, 2/1/15 (144A)              3,210,675
                                                                              $   7,242,675
                Wireless Telecommunication Services - 2.2 %
       500,000  Alamosa Delaware, 8.5%, 1/31/12                               $     524,375
     2,400,000  Inmarsat Finance Plc, 7.625%, 6/3/12                              2,532,000
     2,200,000  Mobile Telesystems Finance, 8.375%, 10/14/10 (144A)               2,282,500
     1,270,000  Mobile Telesystems Finance, 9.75%, 1/30/08 (144A)                 1,362,074
CAD  3,050,000  Rogers Cantel, Inc., 10.5%, 6/1/06                                2,623,393
CAD  5,750,000  Rogers Wireless, Inc., 7.625%, 12/15/11                           5,038,926
     2,925,000  Tele Norte Leste Participacoes, 8.0%, 12/18/13                    3,012,750
     2,700,000  Ubiquitel Operating Co., 9.875%, 3/1/11                           2,963,250
                                                                              $  20,339,268
                Total Telecommunication Services                              $  27,581,943
                Utilities - 2.1 %
                Electric Utilities - 1.5 %
     4,950,000  Juniper Generation, 6.79%, 12/31/14 (144A)                    $   4,927,329
     3,775,000  Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)                  3,854,502
     3,250,000  MSW Energy Holdings, 7.375%, 9/1/10                               3,331,250
     1,380,000  Tenaska Alabama II Part, 7.0%, 6/30/21 (144A)                     1,397,250
                                                                              $  13,510,331
                Multi-Utilities - 0.5 %
     5,500,000  Reliant Energy, Inc., 6.75%, 12/15/14                         $   5,376,250
                Water Utilities - 0.1 %
       364,000  National Waterworks Co., 10.5%, 12/1/12                       $     409,500
                Total Utilities                                               $  19,296,081
                TOTAL CORPORATE BONDS
                (Cost   $455,536,077)                                         $ 462,414,845

                U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.2 %
       725,488  Federal Home Loan Bank, 5.0%, 11/1/34                         $     726,407
     1,000,000  Federal Home Loan Mortgage Corp., 4.5%, 15 year TBA                 995,312
       496,737  Federal Home Loan Mortgage Corp., 4.5%, 4/1/20                      494,855
     9,962,187  Federal Home Loan Mortgage Corp., 4.5%, 5/1/20                    9,924,451
     8,942,301  Federal Home Loan Mortgage Corp., 4.5%, 4/1/20                    8,908,428
     1,179,604  Federal Home Loan Mortgage Corp., 5.0%, 5/1/34                    1,181,098
     2,600,000  Federal Home Loan Mortgage Corp., 5.0%, 7/1/35                    2,603,302
     4,500,000  Federal Home Loan Mortgage Corp., 5.0%, 30 Year TBA               4,500,000
       280,805  Federal Home Loan Mortgage Corp., 5.5%, 4/1/33                      285,064
       319,271  Federal Home Loan Mortgage Corp., 5.5%, 10/1/16                     327,876
     1,060,819  Federal Home Loan Mortgage Corp., 5.5%, 1/1/35                    1,076,334
       507,097  Federal Home Loan Mortgage Corp., 5.5%, 5/1/33                      514,634
     5,000,000  Federal Home Loan Mortgage Corp., 5.5%, 6/1/35                    5,072,985
     9,843,857  Federal Home Loan Mortgage Corp., 5.5%, 11/1/34                   9,993,926
       126,012  Federal Home Loan Mortgage Corp., 6.0%, 2/1/33                      129,338
       260,217  Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                      267,084
       229,423  Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                      235,403
       152,513  Federal Home Loan Mortgage Corp., 6.0%, 3/1/33                      156,539
        58,281  Federal Home Loan Mortgage Corp., 6.0%, 3/1/33                       59,800
       286,932  Federal Home Loan Mortgage Corp., 6.0%, 3/1/33                      294,412
       360,361  Federal Home Loan Mortgage Corp., 6.0%, 1/1/34                      369,754
       113,255  Federal Home Loan Mortgage Corp., 6.0%, 1/1/33                      116,244
       632,572  Federal Home Loan Mortgage Corp., 6.0%, 9/1/33                      649,061
     3,077,670  Federal Home Loan Mortgage Corp., 6.0%, 6/1/17                    3,182,450
     4,118,621  Federal Home Loan Mortgage Corp., 6.0%, 1/1/34                    4,225,919
     1,021,805  Federal Home Loan Mortgage Corp., 6.0%, 1/1/34                    1,048,425
     2,467,048  Federal Home Loan Mortgage Corp., 6.0%, 8/1/34                    2,531,319
        25,231  Federal Home Loan Mortgage Corp., 6.5%, 9/1/32                       26,159
     1,315,959  Federal Home Loan Mortgage Corp., 6.5%, 10/1/33                   1,369,527
        18,376  Federal Home Loan Mortgage Corp., 6.5%, 11/1/33                      19,032
     2,350,000  Federal National Mortgage Association, 4.5%, 15 Year TBA          2,338,983
     2,508,200  Federal National Mortgage Association, 4.5%, 3/1/35               2,454,319
     3,414,908  Federal National Mortgage Association, 5.0%, 2/1/20               3,455,330
     7,794,229  Federal National Mortgage Association, 5.5%, 3/1/25               7,954,275
     6,530,533  Federal National Mortgage Association, 5.5%, 2/1/23               6,666,466
       201,378  Federal National Mortgage Association, 5.5%, 2/1/33                 204,192
       450,775  Federal National Mortgage Association, 5.5%, 5/1/33                 457,355
     2,791,696  Federal National Mortgage Association, 5.5%, 3/1/18               2,867,485
       305,409  Federal National Mortgage Association, 5.5%, 6/1/33                 309,867
       666,178  Federal National Mortgage Association, 5.5%, 7/1/33                 675,902
     1,370,289  Federal National Mortgage Association, 5.5%, 4/1/19               1,407,611
     1,035,481  Federal National Mortgage Association, 5.5%, 12/1/18              1,063,592
     1,637,725  Federal National Mortgage Association, 5.5%, 12/1/17              1,682,435
        94,885  Federal National Mortgage Association, 6.0% 2/1/33                   97,340
        24,003  Federal National Mortgage Association, 6.0%, 2/1/32                  24,640
     1,060,500  Federal National Mortgage Association, 6.0%, 12/1/33              1,087,654
        44,452  Federal National Mortgage Association, 6.0%, 10/1/32                 45,602
       166,791  Federal National Mortgage Association, 6.0%, 1/1/33                 171,108
     1,176,678  Federal National Mortgage Association, 6.0%, 12/1/33              1,206,807
     1,669,255  Federal National Mortgage Association, 6.0%, 6/1/16               1,726,452
       897,744  Federal National Mortgage Association, 6.0%, 7/1/17                 928,532
       112,807  Federal National Mortgage Association, 6.0%, 11/1/32                115,726
     1,597,878  Federal National Mortgage Association, 6.0%, 12/1/32              1,639,231
       143,142  Federal National Mortgage Association, 6.0%, 3/1/33                 146,846
       192,482  Federal National Mortgage Association, 6.0% 11/1/32                 197,463
       783,541  Federal National Mortgage Association, 6.0%, 5/1/33                 803,604
       403,084  Federal National Mortgage Association, 6.0%, 11/1/33                413,405
AUD 10,500,000  Federal National Mortgage Association, 6.375%, 8/15/07            8,082,970
        22,642  Federal National Mortgage Association, 6.5%, 3/1/32                  23,472
         2,138  Federal National Mortgage Association, 6.5%, 4/1/29                   2,220
         2,580  Federal National Mortgage Association, 6.5%, 6/1/31                   2,676
        10,404  Federal National Mortgage Association, 6.5%, 7/1/31                  10,798
     1,392,491  Federal National Mortgage Association, 6.5%, 12/1/21              1,448,089
     2,073,007  Federal National Mortgage Association, 6.5%, 9/1/32               2,148,967
        82,630  Federal National Mortgage Association, 6.5%, 10/1/32                 85,658
        40,962  Federal National Mortgage Association, 6.5%, 8/1/32                  42,489
        38,515  Federal National Mortgage Association, 6.5%, 5/1/31                  39,951
        13,613  Federal National Mortgage Association, 6.5%, 2/1/32                  14,121
        50,194  Federal National Mortgage Association, 6.5%, 11/1/32                 52,033
        19,229  Federal National Mortgage Association, 7.0%, 7/1/31                  20,282
        11,076  Federal National Mortgage Association, 7.0%, 5/1/28                  11,701
         3,034  Federal National Mortgage Association, 7.0%, 2/1/29                   3,205
         4,367  Federal National Mortgage Association, 7.0%, 12/1/30                  4,606
         4,752  Federal National Mortgage Association, 7.5%, 1/1/28                   5,091
         1,584  Federal National Mortgage Association, 7.5%, 6/1/30                   1,692
       316,387  Government National Mortgage Association, 4.5%, 12/15/34            312,937
     1,132,130  Government National Mortgage Association, 4.5%, 4/15/35           1,119,771
     3,893,788  Government National Mortgage Association, 4.5%, 1/20/35           3,839,092
     4,219,549  Government National Mortgage Association, 4.5%, 3/20/35           4,160,277
        57,108  Government National Mortgage Association, 4.5%, 11/15/33             56,503
       911,193  Government National Mortgage Association, 4.5%, 3/15/35             901,246
     1,957,927  Government National Mortgage Association, 4.5%, 9/15/33           1,937,179
       336,106  Government National Mortgage Association, 4.5%, 4/15/35             332,436
       268,716  Government National Mortgage Assoication, 4.5%, 4/15/35             265,782
       861,382  Government National Mortgage Association, 4.5%, 4/15/35             851,979
     3,936,711  Government National Mortgage Association, 5.0%, 9/15/33           3,972,862
     2,166,897  Government National Mortgage Association, 5.0%, 10/15/18          2,207,080
       618,783  Government National Mortgage Association, 5.0%, 11/15/16            630,790
        61,628  Government National Mortgage Association, 5.0%, 5/15/34              62,181
       310,773  Government National Mortgage Association, 5.0%, 10/15/18            316,536
     2,938,430  Government National Mortgage Association, 5.0%, 3/15/35           2,964,823
       499,091  Government National Mortgage Association, 5.0%, 5/15/35             503,574
       998,787  Government National Mortgage Association, 5.0%, 5/15/35           1,007,757
       998,766  Government National Mortgage Association, 5.0%, 5/15/35           1,007,737
       998,805  Government National Mortgage Association, 5.0%, 5/15/35           1,007,776
     3,600,000  Government National Mortgage Association, 5.0%, 6/15/35           3,632,335
       998,787  Government National Mortgage Association, 5.0%, 5/15/35           1,007,758
       921,961  Government National Mortgage Association, 5.0%, 2/15/35             930,242
     7,740,000  Government National Mortgage Association, 5.5%, 6/15/35           7,911,890
     2,645,414  Government National Mortgage Association, 5.5%, 10/15/19          2,732,059
     2,500,248  Government National Mortgage Association, 5.5%, 4/15/34           2,555,814
     1,019,732  Government National Mortgage Association, 5.5%, 7/15/33           1,042,529
       210,220  Government National Mortgage Association, 5.5%, 3/15/17             217,119
       277,417  Government National Mortgage Association, 5.5%, 10/15/19            286,504
     2,375,427  Government National Mortgage Association, 5.5%, 1/15/34           2,428,219
     2,387,767  Government National Mortgage Association, 5.5%, 7/15/34           2,440,833
     3,127,782  Government National Mortgage Association, 5.5%, 4/20/34           3,190,444
        49,005  Government National Mortgage Association, 5.5%, 12/15/18             50,614
     1,440,492  Government National Mortgage Association, 5.5%, 1/15/35           1,472,482
     2,341,442  Government National Mortgage Association, 5.5%, 10/15/34          2,393,478
       616,894  Government National Mortgage Association, 5.5%, 8/15/19             637,099
     2,108,146  Government National Mortgage Association, 5.5%, 9/15/19           2,177,194
     3,366,260  Government National Mortgage Association, 5.5%, 10/15/34          3,441,072
     1,819,157  Government National Mortgage Association, 5.5%, 9/15/19           1,878,739
     2,174,339  Government National Mortgage Association, 5.5%, 9/15/19           2,245,555
     5,000,497  Government National Mortgage Association, 5.5%, 2/15/35           5,111,548
       107,424  Government National Mortgage Association, 6.0%, 1/15/33             110,891
        66,026  Government National Mortgage Association, 6.0%, 3/15/33              68,157
        56,338  Government National Mortgage Association, 6.0%, 2/15/33              58,156
        93,924  Government National Mortgage Association, 6.0%, 2/15/18              97,541
     1,334,461  Government National Mortgage Association, 6.0%, 1/15/33           1,377,524
     1,039,902  Government National Mortgage Association, 6.0%, 2/15/33           1,073,460
       223,278  Government National Mortgage Association, 6.0%, 5/15/33             230,483
     1,446,717  Government National Mortgage Association, 6.0%, 7/15/33           1,493,403
     3,380,773  Government National Mortgage Association, 6.0%, 8/15/34           3,492,792
     1,956,106  Government National Mortgage Association, 6.0%, 10/15/33          2,019,230
     1,743,391  Government National Mortgage Association, 6.0%, 7/15/17           1,810,546
       744,968  Government National Mortgage Association, 6.0%, 6/15/17             773,664
        92,170  Government National Mortgage Association, 6.0%, 3/15/33              95,143
       507,526  Government National Mortgage Association, 6.0%, 7/15/17             527,076
     1,553,002  Government National Mortgage Association, 6.0%, 5/15/33           1,603,117
     1,197,278  Government National Mortgage Association, 6.0%,  9/15/33          1,235,914
       130,646  Government National Mortgage Association, 6.0%, 3/15/33             134,862
     2,115,051  Government National Mortgage Association, 6.0%, 11/15/33          2,183,304
     4,889,395  Government National Mortgage Association, 6.0%, 11/20/33          5,036,478
     1,410,983  Government National Mortgage Association, 6.0%, 10/20/33          1,458,237
        73,050  Government National Mortgage Association, 6.0%, 2/15/33              75,408
       466,548  Government National Mortgage Association, 6.0%, 3/15/33             481,603
       965,162  Government National Mortgage Association, 6.0%, 1/15/14           1,002,452
        25,501  Government National Mortgage Association, 6.0%, 7/15/14              26,486
       136,403  Government National Mortgage Association, 6.0%, 4/15/13             141,664
        16,698  Government National Mortgage Association, 6.0%, 6/15/13              17,342
       461,604  Government National Mortgage Association, 6.0%, 12/15/13            479,408
        29,437  Government National Mortgage Association, 6.0%, 5/15/16              30,570
     2,227,327  Government National Mortgage Association, 6.0%, 6/15/17           2,313,123
       304,803  Government National Mortgage Association, 6.0%, 11/15/16            316,539
       733,761  Government National Mortgage Association, 6.0%, 2/15/33             757,439
       525,714  Government National Mortgage Association, 6.0%, 3/15/33             542,679
       956,437  Government National Mortgage Association, 6.0%, 6/18/33             987,301
     1,266,066  Government National Mortgage Association, 6.0%, 1/15/17           1,314,835
        28,329  Government National Mortgage Association, 6.0%, 3/15/17              29,420
         5,012  Government National Mortgage Association, 6.0%, 8/15/16               5,205
        94,035  Government National Mortgage Association, 6.0%, 1/15/11              96,533
     1,564,139  Government National Mortgage Association, 6.0%, 8/15/32           1,615,932
     7,798,897  Government National Mortgage Association, 6.0%, 5/15/35           8,055,902
       212,578  Government National Mortgage Association, 6.0%, 9/15/33             219,438
     1,777,796  Government National Mortgage Association, 6.0%, 6/15/33           1,835,166
     1,104,600  Government National Mortgage Association, 6.0%, 07/15/33          1,140,245
       700,140  Government National Mortgage Association, 6.0%, 1/15/34             722,664
       123,664  Government National Mortgage Association, 6.0%, 11/15/18            128,425
       944,410  Government National Mortgage Association, 6.0%, 9/15/19             980,794
       626,414  Government National Mortgage Association, 6.0%, 4/15/14             650,617
        50,457  Government National Mortgage Association, 6.5%, 1/15/33              52,739
       103,709  Government National Mortgage Association, 6.5%, 10/15/32            108,428
        54,335  Government National Mortgage Association, 6.5%, 2/15/32              56,807
        31,407  Government National Mortgage Association, 6.5%, 3/15/32              32,836
        20,636  Government National Mortgage Association, 6.5%,  11/15/31            21,578
       304,502  Government National Mortgage Association, 6.5%,  11/15/31           318,393
        28,089  Government National Mortgage Association, 6.5%, 6/15/32              29,367
       555,375  Government National Mortgage Association, 6.5%,  9/15/32            580,645
        17,261  Government National Mortgage Association, 6.5%, 6/15/32              18,046
       179,769  Government National Mortgage Association, 6.5%, 9/15/32             187,949
        96,996  Government National Mortgage Association, 6.5%,  7/15/32            101,409
       187,893  Government National Mortgage Association, 6.5%, 8/15/32             196,442
        48,402  Government National Mortgage Association, 6.5%, 9/15/32              50,605
        40,150  Government National Mortgage Association, 6.5%,  8/15/32             41,976
       792,787  Government National Mortgage Association, 6.5%, 5/15/33             828,636
        84,074  Government National Mortgage Association, 6.5%, 7/15/32              87,899
       231,638  Government National Mortgage Association, 6.5%,  5/15/32            242,177
        35,481  Government National Mortgage Association, 6.5%,  1/15/29             37,116
        54,232  Government National Mortgage Association, 6.5%, 10/15/31             56,705
         3,679  Government National Mortgage Association, 6.5%, 12/15/31              3,847
        41,263  Government National Mortgage Association, 6.5%, 8/15/32              43,140
        54,957  Government National Mortgage Association, 6.5%, 10/15/31             57,464
        17,239  Government National Mortgage Association, 6.5%, 5/15/29              18,043
       769,368  Government National Mortgage Association, 6.5%, 11/15/32            804,451
         2,428  Government National Mortgage Association, 6.5%, 1/20/28               2,531
         1,759  Government National Mortgage Association, 7.0%, 5/15/29               1,864
         3,860  Government National Mortgage Association, 7.0%, 5/15/29               4,090
         3,863  Government National Mortgage Association, 7.0%, 6/15/29               4,093
        16,410  Government National Mortgage Association, 7.0%, 6/15/31              17,382
        53,977  Government National Mortgage Association, 7.0%, 8/15/29              57,194
         2,186  Government National Mortgage Association, 7.50%, 8/15/29              2,344
         5,542  Government National Mortgage Association, 8.0%, 12/15/29              5,993
        17,623  Government National Mortgage Association I, 7.0%, 5/15/31            18,667
     1,437,617  Government National Mortgage Association II, 5.50%, 3/20/34       1,466,419
       788,665  Government National Mortgage Association II, 6.0%, 5/20/32          812,620
        35,790  Government National Mortgage Association II, 7.00%, 1/20/29          37,744
     7,830,000  U.S. Treasury Bonds, 5.25%, 11/15/28                              8,943,019
     3,300,000  U.S. Treasury Bonds, 5.25%, 2/15/29                               3,774,245
     6,000,000  U.S Treasury Notes, 4.0%, 2/15/15                                 6,021,330
     4,225,000  U.S. Treasury Notes, 4.25%, 11/15/14                              4,324,190
     3,150,000  U.S. Treasury Notes, 5.375%, 2/15/31                              3,717,000
    15,975,000  U.S. Treasury Strip, 0%, 2/15/11                                 12,949,287
                                                                              $ 283,653,104
                TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                (Cost   $280,873,999)                                         $ 283,653,104

                FOREIGN GOVERNMENT BONDS - 7.5%
ITL 7,120,000,00Banco Nac De Desen Econo, 8.0%,  4/28/10                      $   4,830,182
CAD  1,444,000  Canadian Government, 4.25%,  9/1/08                               1,219,178
CAD  5,400,000  Canadian Government, 4.25%, 9/1/09                                4,583,419
CAD  5,140,000  Canadian Government, 5.25%, 6/1/12                                4,603,709
     2,000,000  Federal Republic of Brazil, 7.875%, 3/7/15                        2,035,000
     1,050,000  Federal Republic of Brazil, 10.25%, 6/17/13                       1,231,125
EURO 3,847,000  Government of France, 3.0%, 7/25/09                               6,282,201
SEK 51,840,000  Government of Sweden, 5.25%, 3/15/11                              7,593,803
SEK 28,645,000  Government of Sweden, 5.5%, 10/08/12                              4,333,218
SEK 23,365,000  Government of Sweden, 8.0%, 8/15/07                               3,370,886
NOK 61,143,000  Norwegian Government, 6.75%, 1/15/07                              9,963,106
NOK 24,450,000  Norwegian Government 5.5%, 5/15/09                                4,110,359
AUD  5,344,000  Ontario Province, 5.5%, 4/23/13                                   4,036,361
AUD  6,780,000  Queensland Treasury, 6.0%, 8/14/13                                5,400,548
     3,170,000  Republic of Panama, 7.25%, 3/1515                                 3,445,790
DEM  1,320,000  United Mexican States, 8.25%, 2/24/09                               957,995
                                                                                 67,996,880
                TOTAL FOREIGN GOVERNMENT BONDS
                (Cost   $59,789,663)                                          $  67,996,880

                SUPERNATIONAL BONDS - 0.1 %
                Banks - 0.1 %
                Diversified Banks - 0.1 %
AUD  1,000,000  Council of Europe, 5.5%, 1/18/12                              $     764,714
                TOTAL SUPERNATIONAL BONDS
                (Cost   $664,461)                                             $     764,714

                MUNICIPAL BONDS - 1.2 %
                Muni  Airport - 0.5 %
       745,000  New Jersey Economic Development Authority Special Facility Rev$     647,561
     2,450,000  New Jersey Economic Development Authority Special Facility Reve   2,272,522
     2,450,000  Wayne Charter County Michigan, 6.75%, 12/1/15                     2,198,826
                                                                              $   5,118,909
                Muni Tobacco - 0.7 %
     1,575,000  Golden State Tobacco Securitization, 6.75%, 6/1/39            $   1,772,520
     2,800,000  Tobacco Settlement Authority Washington, 6.625%, 6/1/32           3,043,852
     1,075,000  Tobacco Settlement Financing Corp., 7.0%, 6/1/41                  1,228,091
                                                                              $   6,044,463
                TOTAL MUNICIPAL BONDS
                (Cost   $9,351,982)                                           $  11,163,372

                TEMPORARY CASH INVESTMENTS - 3.4 %
                Repurchase Agreement - 3.4 %
    30,500,000  UBS Warburg, Inc., 2.75%, dated 6/30/05, repurchase price of
                $30,500,000 plus accrued interest on 7/1/05, collateralized by
                $31,464,000 U.S. Treasury Bill, 2.0%, 5/15/06                 $  30,500,000
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost   $30,500,000)                                          $  30,500,000

                TOTAL INVESTMENTS IN SECURITIES - 98.8%
                (Cost $878,471,209)(a)                                        $ 898,969,884

                OTHER ASSETS AND LIABILITIES - 1.2%                           $  10,532,786

                TOTAL NET ASSETS - 100.0%                                     $ 909,502,670

         144A   Security is exempt from registration under Rule 144A of the Securities Act of 1933.
                Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At June 30, 2005, the value of these securities amounted to $205,517,406 or 22.6% of total net assets.

          TBA   TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally plus/minus 2.5%) principal and no definite maturity date period
                The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

          (a)   At June 30, 2005, the following securities were out on loan:
    Principal
      Amount                               Security                            Market Value
    $1,197,000  AMR Corp., 9.0%, 8/1/12                                       $     939,645
     6,441,000  Delphi Corp., 6.55%, 6/15/06                                      6,263,873
     1,891,000  Duane Reade, Inc., 9.75%, 8/1/11                                  1,531,710
     1,000,000  JLG Industries, Inc., 8.375%, 6/15/12                             1,042,500
     1,139,250  Northwest Airlines, Inc., 9.875%, 3/15/07                           569,625
       950,000  Northwest Airlines, Inc., 10.0%, 2/1/09                             413,250
     1,662,500  Toys R Us, 7.875%, 4/15/13                                        1,487,938
     4,265,250  United Rentals NA, Inc., 7.75%, 11/15/13                          4,190,608
                Total                                                         $  16,439,149


        Note:   Principal amounts are denominated in U.S. dollars unless otherwise denoted
          AUD   Australian dollar
          CAD   Canadian dollar
          DEM   Deutsche Marks
         EURO   Euro dollar
          ITL   Italian Lira
          NOK   Norwegian Kroner
          SEK   Swedish Krona




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Strategic Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.